                                              American Skandia Life Assurance Corporation

                                                           ADVISOR PLAN III (ASAP III)
                                                                APEX II (APEX II)
                                                            XTRA CREDIT SIX (XT6)
                                                              LIFEVEST II (ASL II)

                                                  Supplement, dated November 1, 2007
                                                                  To
                                                     Prospectus, dated May 1, 2007

This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

For XTRA Credit SIX Annuities issued on or after February 13, 2006, we currently grant a purchase credit of 6.5 percent with respect to each Purchase Payment made during the first Annuity Year.  Beginning November 1, 2007 and ending on a date that we will announce
(the "Promotional Period"), we will grant a purchase credit of 7.0 percent with respect to each Purchase Payment made during the
Promotional Period for Annuities with an Issue Date during the Promotional Period.  We will issue another prospectus supplement announcing the termination of the Promotional Period, at least 14 calendar days prior to such termination.

We will recapture all or a portion of the 7.0 percent purchase credit under certain circumstances.  Specifically, if you buy an XTRA
Credit SIX Annuity during the Promotional Period and return the Annuity during the "free look" period, we will recapture the 7.0 percent purchase credit (less any negative investment performance and charges with respect to that credit amount).  In addition, in the event of death or a medically-related surrender within one year after receiving a 7.0 percent purchase credit, we will recapture an amount equal to a 6 percent purchase credit (i.e., not the full 7.0 percent purchase credit).  The credits granted during this
Promotional Period have no effect on the credits that we will grant with respect to Annuities with an Issue Date outside of the
Promotional Period.

Because the 7.0% purchase credit will be offered only during the Promotional Period, this change is not a permanent change to the prospectus, but instead is made simply to inform those who purchase XTRA Credit SIX during the Promotional Period.  For the benefit of such purchasers, we revise the hypothetical illustrations appearing in Appendix F to the prospectus (entitled "Selecting the
Variable Annuity That's Right For You"), as follows:

             6% Gross Rate                                          % bonus on Xtra
               of Return                                           7    credit
                       APEX II                    ASAP III                  Xtra Credit                    ASL
            --------------------------------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------------------------------
                 Net rate of return           Net rate of return        Net rate of return            Net rate of return
            All years          2.85%       Yrs 1-8       3.27%         Yrs 1-10         2.85%    All years      2.85%
                                           Yrs 9+        3.90%          Yrs 11+         3.90%
            --------------------------------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------------------------------
               Contract      Surrender    Contract     Surrender       Contract       Surrender   Contract    Surrender
                 Value         Value        Value        Value           Value          Value       Value       Value
            -------------------------------------------------------------------------            -------------------------
            --------------------------------------------------------                --------------          --------------
           1        102,846        94,346    103,263         94,763          110,045      101,045    102,846      102,846
            --------------------------------------------------------------------------------------------------------------
                                                                                                            --------------
           2        105,781        97,781    106,642         99,642          113,150      104,150    105,781      105,781
            --------------------------------------------------------------------------------------------------------------
                                                                                                            --------------
           3        108,800       101,800    110,132        103,632          116,343      108,343    108,800      108,800
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           4        111,906       105,906    113,736        107,736          119,628      112,628    111,906      111,906
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           5        115,099       115,099    117,458        112,458          123,006      117,006    115,099      115,099
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           6        121,213       121,213    121,818        117,818          126,481      121,481    118,384      118,384
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           7        124,672       124,672    125,804        122,804          130,055      126,055    121,763      121,763
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           8        128,230       128,230    129,921        127,921          133,730      130,730    125,238      125,238
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           9        131,890       131,890    134,985        134,985          137,511      135,511    128,813      128,813
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          10        135,654       135,654    140,250        140,250          141,400      140,400    132,489      132,489
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          11        139,526       139,526    145,719        145,719          146,874      146,874    136,270      136,270
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          12        143,508       143,508    151,402        151,402          152,565      152,565    140,160      140,160
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          13        147,604       147,604    157,306        157,306          158,479      158,479    144,160      144,160
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          14        151,816       151,816    163,441        163,441          164,623      164,623    148,274      148,274
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          15        156,149       156,149    169,815        169,815          171,006      171,006    152,506      152,506
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          16        160,606       160,606    176,437        176,437          177,639      177,639    156,858      156,858
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          17        165,190       165,190    183,318        183,318          184,530      184,530    161,335      161,335
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          18        169,904       169,904    190,467        190,467          191,690      191,690    165,940      165,940
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          19        174,753       174,753    197,895        197,895          199,129      199,129    170,676      170,676
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          20        179,741       179,741    205,613        205,613          206,859      206,859    175,547      175,547
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          21        184,871       184,871    213,631        213,631          214,889      214,889    180,557      180,557
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          22        190,147       190,147    221,963        221,963          223,233      223,233    185,710      185,710
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          23        195,574       195,574    230,619        230,619          231,903      231,903    191,011      191,011
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          24        201,156       201,156    239,612        239,612          240,910      240,910    196,462      196,462
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          25        206,897       206,897    248,957        248,957          250,269      250,269    202,069      202,069
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          26        212,802       212,802    258,666        258,666          259,993      259,993    207,836      207,836
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          27        218,875       218,875    268,753        268,753          270,096      270,096    213,768      213,768
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          28        225,122       225,122    279,234        279,234          280,593      280,593    219,869      219,869
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          29        231,547       231,547    290,124        290,124          291,499      291,499    226,144      226,144
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          30        238,155       238,155    301,438        301,438          302,830      302,830    232,598      232,598
            --------------------------------------------------------------------------------------------------------------

            Assumptions:
            a.  $100,000 initial investment
            b.  Fund Expenses = 1.34%
            c.  No optional death benefits or living benefits elected
            d.  Annuity was issued during the Promotional Period
            e.  Surrender value assumes surrender 2 days before policy anniversary

             0% Gross Rate                                          % bonus on Xtra
               of Return                                           7    credit
                       APEX II                    ASAP III                  Xtra Credit                    ASL
            --------------------------------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------------------------------
                 Net rate of return           Net rate of return        Net rate of return            Net rate of return
            All years              -2.97%  Yrs 1-8      -2.57%         Yrs 1-10        -2.97%    All years     -2.97%
                                           Yrs 9+       -1.98%          Yrs 11+        -1.98%
            --------------------------------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------------------------------
               Contract      Surrender    Contract     Surrender       Contract       Surrender   Contract    Surrender
                 Value         Value        Value        Value           Value          Value       Value       Value
                                                                                                            --------------
            --------------------------------------------------------------------------------------------------------------
           1         97,040        88,540     97,434         88,934          103,833       94,833     97,040       97,040
            --------------------------------------------------------------------------------------------------------------
                                                                                                            --------------
           2         94,126        86,126     94,892         87,892          100,717       91,717     94,126       94,126
            --------------------------------------------------------------------------------------------------------------
                                                                                                            --------------
           3         91,299        84,299     92,416         85,916           97,694       89,694     91,299       91,299
            --------------------------------------------------------------------------------------------------------------
                                                                                                            --------------
           4         88,555        82,555     90,004         84,004           94,761       87,761     88,555       88,555
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           5         85,893        85,893     87,654         82,654           91,914       85,914     85,893       85,893
            --------------------------------------------------------------------------------------------------------------
                           ---------------
           6         85,978        85,978     85,852         81,852           89,153       84,153     83,310       83,310
            --------------------------------------------------------------------------------------------------------------
                           ---------------
           7         83,393        83,393     83,608         80,608           86,473       82,473     80,803       80,803
            --------------------------------------------------------------------------------------------------------------
                           ---------------
           8         80,884        80,884     81,423         79,423           83,872       80,872     78,371       78,371
            --------------------------------------------------------------------------------------------------------------
                                                    ----------------
           9         78,449        78,449     79,774         79,774           81,349       79,349     76,011       76,011
            --------------------------------------------------------------------------------------------------------------
                                                    ----------------
          10         76,087        76,087     78,159         78,159           78,901       77,901     73,721       73,721
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          11         73,795        73,795     76,576         76,576           77,301       77,301     71,499       71,499
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          12         71,571        71,571     75,025         75,025           75,735       75,735     69,343       69,343
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          13         69,412        69,412     73,504         73,504           74,200       74,200     67,251       67,251
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          14         67,318        67,318     72,013         72,013           72,696       72,696     65,221       65,221
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          15         65,287        65,287     70,552         70,552           71,221       71,221     63,252       63,252
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          16         63,315        63,315     69,120         69,120           69,776       69,776     61,341       61,341
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          17         61,402        61,402     67,716         67,716           68,359       68,359     59,486       59,486
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          18         59,546        59,546     66,340         66,340           66,970       66,970     57,687       57,687
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          19         57,744        57,744     64,992         64,992           65,609       65,609     55,941       55,941
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          20         55,997        55,997     63,670         63,670           64,275       64,275     54,246       54,246
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          21         54,301        54,301     62,374         62,374           62,967       62,967     52,602       52,602
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          22         52,655        52,655     61,104         61,104           61,685       61,685     51,007       51,007
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          23         51,058        51,058     59,859         59,859           60,429       60,429     49,459       49,459
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          24         49,509        49,509     58,638         58,638           59,197       59,197     47,958       47,958
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          25         48,006        48,006     57,442         57,442           57,990       57,990     46,500       46,500
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          26         46,547        46,547     56,270         56,270           56,807       56,807     45,086       45,086
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          27         45,132        45,132     55,121         55,121           55,647       55,647     43,714       43,714
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          28         43,758        43,758     53,994         53,994           54,510       54,510     42,383       42,383
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          29         42,426        42,426     52,890         52,890           53,396       53,396     41,091       41,091
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          30         41,132        41,132     51,808         51,808           52,304       52,304     39,837       39,837
            --------------------------------------------------------------------------------------------------------------

            Assumptions:
            a.  $100,000 initial investment
            b.  Fund Expenses = 1.34%
            c.  No optional death benefits or living benefits elected
            d.  Annuity was issued during the Promotional Period
            e.  Surrender value assumes surrender 2 days before policy anniversary

             0% Gross Rate                                          % bonus on Xtra
            1  of Return                                           7    credit
            --------------------------------------------------------------------------------------------------------------
                       APEX II                    ASAP III                  Xtra Credit                    ASL
            --------------------------------------------------------------------------------------------------------------
               Contract      Surrender    Contract     Surrender       Contract       Surrender    Contract   Surrender
                 Value         Value        Value        Value           Value          Value       Value       Value
            --------------------------------------------------------------------------------------------------------------
                 Net rate of return           Net rate of return        Net rate of return            Net rate of return
            All years               6.74%  Yrs 1-8       7.17%         Yrs 1-10         6.74%    All years      6.74%
                                           Yrs 9+        7.82%          Yrs 11+         7.82%
            --------------------------------------------------------------------------------------------------------------
                                                                                                             -------------
           1        106,716        98,216    107,149         98,649          114,186      105,186     106,716     106,716
            --------------------------------------------------------------------------------------------------------------
                                                                                                             -------------
           2        113,904       105,904    114,831        107,831          121,840      112,840     113,904     113,904
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           3        121,576       114,576    123,064        116,564          130,009      122,009     121,576     121,576
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           4        129,764       123,764    131,887        125,887          138,728      131,728     129,764     129,764
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           5        138,504       138,504    141,342        136,342          148,034      142,034     138,504     138,504
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           6        150,768       150,768    152,011        148,011          157,968      152,968     147,833     147,833
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           7        160,922       160,922    162,910        159,910          168,570      164,570     157,790     157,790
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           8        171,761       171,761    174,590        172,590          179,886      176,886     168,418     168,418
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
           9        183,330       183,330    188,240        188,240          191,965      189,965     179,761     179,761
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          10        195,678       195,678    202,962        202,962          204,857      203,857     191,869     191,869
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          11        208,857       208,857    218,835        218,835          220,834      220,834     204,792     204,792
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          12        222,924       222,924    235,949        235,949          238,067      238,067     218,585     218,585
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          13        237,939       237,939    254,401        254,401          256,647      256,647     233,307     233,307
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          14        253,965       253,965    274,297        274,297          276,681      276,681     249,021     249,021
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          15        271,070       271,070    295,749        295,749          298,281      298,281     265,794     265,794
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          16        289,328       289,328    318,878        318,878          321,571      321,571     283,696     283,696
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          17        308,815       308,815    343,816        343,816          346,682      346,682     302,804     302,804
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          18        329,614       329,614    370,704        370,704          373,757      373,757     323,198     323,198
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          19        351,815       351,815    399,696        399,696          402,949      402,949     344,967     344,967
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          20        375,511       375,511    430,954        430,954          434,424      434,424     368,202     368,202
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          21        400,803       400,803    464,657        464,657          468,361      468,361     393,001     393,001
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          22        427,798       427,798    500,996        500,996          504,952      504,952     419,471     419,471
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          23        456,612       456,612    540,177        540,177          544,404      544,404     447,724     447,724
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          24        487,366       487,366    582,422        582,422          586,942      586,942     477,879     477,879
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          25        520,192       520,192    627,971        627,971          632,807      632,807     510,066     510,066
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          26        555,228       555,228    677,082        677,082          682,258      682,258     544,421     544,421
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          27        592,625       592,625    730,033        730,033          735,577      735,577     581,089     581,089
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          28        632,540       632,540    787,126        787,126          793,065      793,065     620,227     620,227
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          29        675,143       675,143    848,684        848,684          855,050      855,050     662,002     662,002
            --------------------------------------------------------------------------------------------------------------
                                                                                    --------------
          30        720,616       720,616    915,056        915,056          921,882      921,882     706,590     706,590
            --------------------------------------------------------------------------------------------------------------

            Assumptions:
            a.  $100,000 initial investment
            b.  Fund Expenses = 1.34%
            c.  No optional death benefits or living benefits elected
            d.  Annuity was issued during the Promotional Period
            e.  Surrender value assumes surrender 2 days before policy anniversary

------------------------------------------------------------------------------------------------------------------------------
    Gross Return            0.00%                                Gross Return             6.00%
   X Share Credit           7.00%                               X Share Credit            7.00%
                    Over 30 Years, days won                                       Over 30 Years, days won
                    Total Days   Year        Actual Days                          Total Days   Year        Actual Days
------------------------------------------------------------------------------------------------------------------------------
      APEX II                 775         6-7       1826-2554       APEX II
                                            8       2874-2919

--------------------------------------------------------------
                                                             -----------------------------------------------------------------
      ASAP III                296           9       3105-3284      ASAP III
                                           10       3534-3649

------------------------------------------------------------------------------------------------------------------------------
        XT6                  8420         4-5       1460-1825         XT6                  9856        3-30        1095-10950
                                          7-8       2555-2873
                                          8-9       2920-3104
                                         9-10       3285-3533
                                        10-30      3650-10950

------------------------------------------------------------------------------------------------------------------------------
        ASL                  1459         1-4          1-1459         ASL                  1094         1-3            1-1094

------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
    Gross Return            10.00%
   X Share Credit            7.00%
                    Over 30 Years, days won
                    Total Days    Year       Actual Days
-------------------------------------------------------------
      APEX II

-------------------------------------------------------------
      ASAP III

-------------------------------------------------------------
        XT6                  10152       2-30      799-10950

-------------------------------------------------------------
        ASL                    798        1-2          1-798

-------------------------------------------------------------